CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 1,552	$ 575	$ 51
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	0	58,615,000	45,960,000
Redeemable convertible preferred stock, shares issued (in shares)	0	58,615,000	45,960,000
Redeemable convertible preferred stock, shares outstanding (in shares)	0	58,615,000	45,960,000
Aggregate liquidation preference	$ 0	$ 237,650	$ 132,650
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	100,000,000	0	0
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	900,000,000	99,250,000	84,750,000
Common stock, shares issued (in shares)	94,454,000	17,691,000	17,030,000
Common stock, shares outstanding (in shares)	94,454,000	17,691,000	17,030,000